GuideMark Emerging Markets Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 92.5%	Shares		Value
Bermuda - 0.1%
Orient Overseas International Ltd.	2,436		$41,458

Brazil - 2.7%
Ambev SA	41,630		101,832
B3 SA - Brasil Bolsa Balcao	5,330		14,264
Banco Bradesco SA	11,275		30,029
Banco do Brasil SA	39,557		161,414
BB Seguridade Participacoes SA	25,833		170,553
BRF SA	20,838		77,398
Caixa Seguridade Participacoes SA	21,177		57,219
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,972		131,474
Embraer SA	3,976		56,481
NU Holdings Ltd. - Class A (a)(b)	9,780		134,182
Petroleo Brasileiro SA	25,675		160,673
Raia Drogasil SA	6,327		17,643
Rede D'Or Sao Luiz SA (c)	3,230		21,039
Telefonica Brasil SA	20,803		118,659
TIM SA	22,149		89,238
TOTVS SA	8,050		62,689
Vale SA	1,955		18,963
WEG SA	7,959		62,610
			1,486,360

Chile - 1.4%
Banco de Chile	415,225		62,799
Banco de Credito e Inversiones SA	1,774		74,911
Banco Santander Chile	621,574		39,038
Cencosud SA	70,622		240,302
Falabella SA	43,330		230,225
Latam Airlines Group SA	5,975,125		120,962
			768,237

China - 27.9%(d)
37 Interactive Entertainment Network Technology Group Co. Ltd. - Class A	19,843		47,905
AAC Technologies Holdings, Inc.	21,599		112,376
Agricultural Bank of China Ltd. - Class A	133,300		109,407
Agricultural Bank of China Ltd. - Class H	308,203		220,247
Alibaba Group Holding Ltd.	93,814		1,328,026
Aluminum Corp. of China Ltd. - Class A	35,800		35,248
Aluminum Corp. of China Ltd. - Class H	95,963		64,880
Anker Innovations Technology Co. Ltd. - Class A	8,400		133,305
ANTA Sports Products Ltd.	11,524		139,438
Baidu, Inc. - Class A (a)	7,105		76,144
Bank of Beijing Co. Ltd.	20,541		19,583
Bank of Changsha Co. Ltd. - Class A	38,000		52,731
Bank of Chengdu Co. Ltd. - Class A	23,600		66,214
Bank of China Ltd. - Class A	68,828		53,996
Bank of China Ltd. - Class H	524,756		305,493
Bank of Communications Co. Ltd. - Class A	56,347		62,925
Bank of Communications Co. Ltd. - Class H	145,854		135,914
Bank of Hangzhou Co. Ltd. - Class A (a)	12,500		29,348
Bank of Nanjing Co. Ltd. - Class A	56,900		92,282
Bank of Shanghai Co. Ltd.	51,253		75,899
Bilibili, Inc. - Class Z (a)	3,655		78,452
BYD Co. Ltd. - Class A	286		13,257
BYD Co. Ltd. - Class H	14,358		223,555
China CITIC Bank Corp. Ltd. - Class H	199,999		190,675
China Coal Energy Co. Ltd. - Class H	37,148		43,006
China Communications Services Corp. Ltd. - Class H	165,277		89,721
China Construction Bank Corp. - Class A	44,100		58,117
China Construction Bank Corp. - Class H	614,063		621,399
China Everbright Bank Co. Ltd. - Class A	121,572		70,437
China Everbright Bank Co. Ltd. - Class H	323,779		161,793
China Feihe Ltd. (c)	138,229		100,830
China Hongqiao Group Ltd.	76,817		176,879
China Life Insurance Co. Ltd. - Class A	6,400		36,798
China Life Insurance Co. Ltd. - Class H	55,166		133,114
China Mengniu Dairy Co. Ltd.	62,021		127,839
China Merchants Bank Co. Ltd. - Class H	10,938		76,730
China Minsheng Banking Corp. Ltd. - Class H	137,585		78,047
China Oilfield Services Ltd. - Class H	26,261		21,574
China Pacific Insurance Group Co. Ltd. - Class A	21,100		110,526
China Pacific Insurance Group Co. Ltd. - Class H	40,084		137,904
China Petroleum & Chemical Corp. - Class H	27,943		14,659
China Resources Pharmaceutical Group Ltd. (c)	153,792		100,400
China Tower Corp. Ltd. (c)	62,656		89,829
Chongqing Rural Commercial Bank Co. Ltd. - Class A	41,359		41,219
CITIC Ltd.	83,433		114,876
COSCO SHIPPING Holdings Co. Ltd. - Class A	20,095		42,210
COSCO SHIPPING Holdings Co. Ltd. - Class H	23,433		40,795
CSPC Pharmaceutical Group Ltd.	109,684		107,892
Eastroc Beverage Group Co. Ltd.	269		11,792
Ecovacs Robotics Co. Ltd. - Class A	10,100		82,112
Giant Biogene Holding Co. ltd (c)	10,259		75,705
Haidilao International Holding Ltd. (c)	39,593		75,487
Haier Smart Home Co. Ltd. - Class H	6,871		19,745
Hansoh Pharmaceutical Group Co. Ltd. (c)	12,935		49,157
Hisense Home Appliances Group Co. Ltd.	4,662		12,735
Hithink RoyalFlush Information Network Co. Ltd. - Class A	855		32,603
Huadong Medicine Co. Ltd. - Class A	1,839		10,361
Huaxia Bank Co. Ltd. - Class A	41,054		45,329
Industrial & Commercial Bank of China Ltd. - Class A	60,500		64,101
Industrial & Commercial Bank of China Ltd. - Class H	361,388		286,962
Industrial Bank Co. Ltd. - Class A	22,400		72,986
Innovent Biologics, Inc. (a)(c)	2,963		29,703
JD Health International, Inc. (a)(c)	5,193		28,602
JD Logistics, Inc. (a)(c)	90,484		152,119
JD.com, Inc. - Class A	16,504		269,549
Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	5,066		36,698
Kingdee International Software Group Co., Ltd. (a)	17,980		35,537
Kingsoft Corp. Ltd.	15,269		79,804
Kuaishou Technology (a)(c)	28,410		230,621
Lenovo Group Ltd.	89,666		108,334
Li Auto, Inc. - Class A (a)	4,551		62,117
Li Ning Co. Ltd.	35,902		77,806
Meituan - Class B (a)(c)	28,555		459,337
MINISO Group Holding Ltd.	6,938		31,613
NetEase, Inc.	11,470		309,109
New China Life Insurance Co. Ltd. - Class A	9,100		74,380
New China Life Insurance Co. Ltd. - Class H	30,955		169,502
New Oriental Education & Technology Group, Inc.	16,057		86,712
Nongfu Spring Co. Ltd. - Class H (c)	2,123		10,891
People's Insurance Co. Group of China Ltd. - Class A	122,000		148,447
People's Insurance Co. Group of China Ltd. - Class H	120,428		91,923
PetroChina Co. Ltd. - Class A	61,600		73,514
PetroChina Co. Ltd. - Class H	241,281		207,930
PICC Property & Casualty Co. Ltd. - Class H	94,728		184,073
Ping An Insurance Group Co. of China Ltd. - Class A	8,200		63,543
Ping An Insurance Group Co. of China Ltd. - Class H	27,447		175,203
Pop Mart International Group Ltd. (c)	10,459		356,330
Postal Savings Bank of China Co. Ltd. - Class H (c)	60,396		42,230
Qifu Technology, Inc. - ADR (b)	5,863		254,220
Rockchip Electronics Co. Ltd. - Class A	2,745		58,296
Seres Group Co. Ltd. - Class A	4,844		90,801
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	45,614		35,547
Shanghai Pudong Development Bank Co. Ltd. - Class A	38,373		74,369
Shanghai Rural Commercial Bank Co. Ltd. - Class A	10,697		14,481
Sinopharm Group Co. Ltd. - Class H	4,419		10,373
Sinotruk Hong Kong Ltd.	10,343		30,213
Sunny Optical Technology Group Co. Ltd.	5,920		52,578
Tencent Holdings Ltd.	37,406		2,410,279
Tingyi Cayman Islands Holding Corp.	107,164		157,319
Tongcheng Travel Holdings Ltd.	22,553		56,404
Vipshop Holdings Ltd. - ADR	9,723		146,331
Weichai Power Co. Ltd. - Class H	5,397		10,988
WuXi AppTec Co. Ltd. - Class H (c)	2,523		25,382
Wuxi Biologics Cayman, Inc. (a)(c)	10,983		36,089
Xiaomi Corp. - Class B (a)(c)	84,223		648,326
Yonghui Superstores Co. Ltd. - Class A (a)	45,300		31,091
Yum China Holdings, Inc.	4,065		181,746
Yunnan Yuntianhua Co. Ltd. - Class A	4,700		14,415
Yunnan Yuntianhua Co. Ltd. - Class A	2,021		6,198
Zhejiang Expressway Co. Ltd. - Class H	12,802		11,790
Zhejiang NHU Co. Ltd. - Class A	6,400		19,002
ZTE Corp. - Class H	13,248		41,194
			15,116,028

Colombia - 0.3%
Grupo Cibest SA	12,204		152,429

Czech Republic - 0.6%
CEZ AS	1,388		81,517
Komercni Banka AS	2,377		115,030
Moneta Money Bank AS (c)	20,493		141,344
			337,891

Egypt - 0.4%
Commercial International Bank - Egypt (CIB)	104,119		176,953
Eastern Co. SAE	63,962		38,686
			215,639

Hong Kong - 1.4%
Alibaba Health Information Technology Ltd. (a)	59,786		36,285
Bosideng International Holdings Ltd.	207,913		123,224
China Taiping Insurance Holdings Co. Ltd.	25,177		49,273
Far East Horizon Ltd.	77,632		67,446
Geely Automobile Holdings Ltd.	73,982		151,012
Kunlun Energy Co. Ltd.	38,131		37,063
Sino Biopharmaceutical Ltd.	313,601		210,973
Want Want China Holdings, Ltd.	127,786		89,374
			764,650

Hungary - 0.7%
MOL Hungarian Oil & Gas PLC	3,115		27,137
OTP Bank Nyrt	3,077		245,945
Richter Gedeon Nyrt	3,203		94,413
			367,495

India - 14.8%
Axis Bank Ltd.	8,789		122,924
Bajaj Finance Ltd.	3,020		32,983
Bajaj Holdings & Investment Ltd.	69		11,578
Bank of Baroda	54,300		157,560
Bharat Electronics Ltd.	20,307		99,869
Bharat Petroleum Corp. Ltd.	17,236		66,744
Bharti Airtel Ltd.	11,710		274,530
Britannia Industries Ltd.	547		37,320
BSE Ltd.	2,763		89,388
Canara Bank	115,481		153,812
CG Power & Industrial Solutions Ltd.	6,234		49,604
Cipla Ltd.	4,360		76,594
Colgate-Palmolive India Ltd.	400		11,230
Coromandel International Ltd.	2,258		65,999
Divi's Laboratories Ltd.	1,089		86,520
Dixon Technologies India Ltd.	383		66,949
Dr Reddy's Laboratories Ltd.	5,011		75,072
Eternal Ltd. (a)	14,782		45,526
GAIL India Ltd.	12,865		28,641
HCL Technologies Ltd.	13,219		266,521
HDFC Asset Management Co. Ltd. (c)	1,107		67,046
HDFC Bank Ltd.	25,545		596,360
Hindalco Industries Ltd.	15,397		124,568
Hindustan Petroleum Corp. Ltd.	5,279		26,977
ICICI Bank Ltd.	27,558		465,723
Indian Hotels Co. Ltd.	9,162		81,250
Indus Towers Ltd. (a)	26,612		130,525
Infosys Ltd.	17,774		332,066
InterGlobe Aviation Ltd. (c)	1,529		106,639
Jindal Stainless Ltd.	1,397		11,494
Jubilant Foodworks Ltd.	8,845		72,393
Kotak Mahindra Bank Ltd.	3,310		83,508
Larsen & Toubro Ltd.	2,146		91,851
LTIMindtree Ltd. (c)	913		56,630
Lupin Ltd.	3,928		88,832
Mahindra & Mahindra Ltd.	1,798		66,737
Marico Ltd.	5,546		46,720
Max Healthcare Institute Ltd.	1,516		22,558
Mphasis Ltd.	3,931		130,505
Muthoot Finance Ltd.	4,448		136,207
Nestle India Ltd.	819		23,547
NMDC Ltd.	28,088		22,943
Oil & Natural Gas Corp. Ltd.	72,953		207,780
Oracle Financial Services Software Ltd.	496		51,989
Page Industries Ltd.	137		78,936
Persistent Systems Ltd.	2,677		188,688
Petronet LNG Ltd.	32,390		114,049
Polycab India Ltd.	307		23,457
Power Finance Corp. Ltd.	55,889		278,837
Punjab National Bank	72,826		93,857
REC Ltd.	43,653		205,106
Reliance Industries Ltd.	15,425		269,987
Samvardhana Motherson International Ltd.	79,515		143,544
Shree Cement Ltd.	111		40,172
Shriram Finance Ltd.	19,078		157,319
Solar Industries India Ltd.	155		31,811
State Bank of India	20,236		193,572
Sun Pharmaceutical Industries Ltd.	3,943		77,078
Tata Consultancy Services Ltd.	3,712		149,892
Tata Motors Ltd.	30,520		244,847
Tech Mahindra Ltd.	7,749		152,491
Torrent Pharmaceuticals Ltd.	1,599		63,564
Trent Ltd.	1,353		98,088
TVS Motor Co. Ltd.	652		22,186
UltraTech Cement Ltd.	301		42,456
Union Bank of India Ltd.	98,885		177,143
UPL Ltd.	15,434		119,053
Vedanta Ltd.	15,614		84,074
Wipro Ltd.	21,700		67,331
Zydus Lifesciences Ltd.	5,060		58,445
			8,040,195

Indonesia - 0.8%
Astra International Tbk PT	70,705		19,608
Bank Central Asia Tbk PT	28,351		15,155
Bank Mandiri Persero Tbk PT	220,711		66,298
Bank Rakyat Indonesia Persero Tbk PT	138,558		31,946
Indofood Sukses Makmur Tbk PT	267,008		133,699
Kalbe Farma Tbk PT	151,601		14,259
Sumber Alfaria Trijaya Tbk PT	242,741		35,752
Telkom Indonesia Persero Tbk PT	226,912		38,820
United Tractors Tbk PT	65,753		86,865
			442,402

Ireland - 0.7%
PDD Holdings, Inc. - ADR (a)	3,680		385,149

Luxembourg - 0.1%
Reinet Investments SCA	466		15,213
Zabka Group SA (a)	5,078		30,521
			45,734

Mexico - 1.9%
Alfa SAB de CV - Class A	94,735		69,923
America Movil SAB de CV (a)	48,470		43,396
Arca Continental SAB de CV	10,192		107,979
Cemex SAB de CV	128,059		88,651
Coca-Cola Femsa SAB de CV	6,128		59,361
Fomento Economico Mexicano SAB de CV	7,641		78,607
Gruma SAB de CV - Class B	5,790		99,860
Grupo Bimbo SAB de CV - Class A	12,844		35,826
Grupo Comercial Chedraui SAB de CV	2,885		22,845
Grupo Financiero Banorte SAB de CV	17,608		161,578
Grupo Mexico SAB de CV - Class B	6,207		37,461
Industrias Penoles SAB de CV	5,114		142,983
Wal-Mart de Mexico SAB de CV	21,371		70,703
			1,019,173

Peru - 0.2%
Credicorp Ltd.	495		110,642

Philippines - 0.2%
BDO Unibank, Inc.	7,507		20,363
International Container Terminal Services, Inc.	3,555		25,917
Metropolitan Bank & Trust Co.	39,192		50,443
			96,723

Poland - 1.9%
Bank Polska Kasa Opieki SA	2,937		151,269
CCC SA (a)	1,376		78,326
CD Projekt SA	1,248		97,396
Dino Polska SA (a)(c)	992		144,964
LPP SA	25		101,890
mBank SA (a)	276		61,096
ORLEN SA	1,101		25,093
Powszechna Kasa Oszczednosci Bank Polski SA	9,173		191,668
Powszechny Zaklad Ubezpieczen SA	6,632		115,974
Santander Bank Polska SA	545		74,895
			1,042,571

Qatar - 1.0%
Barwa Real Estate Co.	45,702		34,851
Commercial Bank PSQC	38,147		47,659
Ooredoo QPSC	46,808		164,512
Qatar Gas Transport Co. Ltd.	16,803		22,899
Qatar Islamic Bank QPSC	9,287		56,488
Qatar National Bank QPSC	44,854		213,715
			540,124

Republic of Korea - 0.2%
HMM Co. Ltd.	2,786		46,451
LG Innotek Co. Ltd.	590		64,240
			110,691

Russia - 0.0%(e)
Magnit PJSC (f)	1,813		0
PhosAgro PJSC - GDR (a)(f)	33		0
PhosAgro PJSC - GDR (a)(f)	5,197		0
Polyus PJSC - GDR (a)(f)	994		0
Rosneft Oil Co. PJSC (f)	13,382		0
Sberbank of Russia PJSC (f)	120,116		0
VTB Bank PJSC (a)(f)	25,684		0
			0

Singapore - 0.1%
Trip.com Group Ltd.	1,300		76,134

South Africa - 4.4%
Absa Group Ltd.	13,449		133,863
Bid Corp. Ltd.	4,607		121,638
Bidvest Group Ltd.	2,662		35,113
Capitec Bank Holdings Ltd.	574		114,769
Clicks Group Ltd.	4,991		104,510
Discovery Ltd.	5,147		62,569
FirstRand Ltd.	31,615		135,149
Gold Fields Ltd.	1,618		38,314
Harmony Gold Mining Co. Ltd.	7,565		105,259
Kumba Iron Ore Ltd.	4,746		76,413
MTN Group Ltd.	23,577		187,678
Naspers Ltd.	203		63,339
Nedbank Group Ltd.	8,105		111,271
Old Mutual Ltd.	163,813		111,684
OUTsurance Group Ltd.	34,548		152,857
Pepkor Holdings Ltd. (c)	107,061		164,818
Sanlam Ltd.	28,373		142,139
Sasol Ltd. (a)	22,322		99,396
Shoprite Holdings Ltd.	5,588		87,514
Standard Bank Group Ltd.	15,100		193,878
Vodacom Group Ltd.	14,497		111,939
Woolworths Holdings Ltd.	18,897		55,249
			2,409,359

South Korea - 11.9%
Alteogen, Inc. (a)	81		22,318
Amorepacific Corp.	613		61,996
CJ CheilJedang Corp.	391		71,939
Coway Co. Ltd.	2,313		165,283
DB Insurance Co. Ltd.	2,290		208,968
Hana Financial Group, Inc.	2,028		129,180
Hankook Tire & Technology Co. Ltd.	1,413		41,513
Hanwha Aerospace Co. Ltd.	164		102,914
HD Hyundai Co. Ltd.	1,332		127,631
HD Hyundai Electric Co. Ltd.	433		162,326
HD Hyundai Heavy Industries Co. Ltd.	108		34,089
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	780		210,632
Hyundai Glovis Co. Ltd.	1,591		158,401
Hyundai Mobis Co. Ltd.	389		82,526
Hyundai Rotem Co. Ltd.	1,193		173,123
Industrial Bank of Korea	9,512		128,469
KB Financial Group, Inc.	2,763		227,053
Kia Corp.	2,366		169,298
Korea Electric Power Corp.	3,465		100,129
Korea Investment Holdings Co. Ltd.	1,885		194,520
Krafton, Inc. (a)	383		102,831
LG Display Co., Ltd. (a)	3,533		23,433
LG Electronics, Inc.	2,249		122,650
LG H&H Co. Ltd.	441		104,185
LG Uplus Corp.	30,604		324,005
Meritz Financial Group, Inc.	2,847		236,838
Mirae Asset Securities Co. Ltd.	8,696		137,829
NH Investment & Securities Co. Ltd.	3,518		52,024
Orion Corp.	1,692		136,144
Samsung Electro-Mechanics Co. Ltd.	122		12,121
Samsung Electronics Co. Ltd.	25,997		1,149,629
Samsung Fire & Marine Insurance Co. Ltd.	260		83,366
Samyang Foods Co. Ltd.	66		68,140
Shinhan Financial Group Co. Ltd.	2,767		125,447
SK Biopharmaceuticals Co. Ltd. (a)	998		67,963
SK Hynix, Inc.	3,498		753,755
SK Telecom Co. Ltd.	5,286		222,401
Woori Financial Group, Inc.	7,595		126,375
			6,421,444

Taiwan - 15.2%
Accton Technology Corp.	449		11,222
Asustek Computer, Inc.	5,174		114,383
Cathay Financial Holding Co. Ltd.	30,463		65,573
China Airlines Ltd.	54,675		40,400
Chunghwa Telecom Co. Ltd.	2,430		11,240
Compal Electronics, Inc.	33,742		33,561
CTBC Financial Holding Co. Ltd.	69,590		104,151
Delta Electronics, Inc.	9,098		128,745
eMemory Technology, Inc.	811		65,656
Eva Airways Corp.	80,447		109,805
Evergreen Marine Corp. Taiwan Ltd.	18,986		129,289
Far Eastern New Century Corp.	56,791		63,966
Far EasTone Telecommunications Co. Ltd.	5,759		17,654
Feng TAY Enterprise Co. Ltd.	2,601		10,921
Fubon Financial Holding Co. Ltd.	84,435		252,853
Hon Hai Precision Industry Co. Ltd.	22,353		123,329
Hua Nan Financial Holdings Co. Ltd.	45,764		42,579
International Games System Co. Ltd.	5,955		174,814
KGI Financial Holding Co. Ltd.	174,843		89,684
MediaTek, Inc.	11,947		511,913
Nien Made Enterprise Co. Ltd.	6,350		88,526
PharmaEssentia Corp. (a)	3,039		57,006
Pou Chen Corp.	47,236		50,088
President Chain Store Corp.	3,582		31,414
Realtek Semiconductor Corp.	8,937		173,565
Taiwan Business Bank	1		0 (g)
Taiwan Mobile Co. Ltd.	19,447		76,525
Taiwan Semiconductor Manufacturing Co. Ltd.	143,801		5,258,710
Uni-President Enterprises Corp.	56,619		156,942
Wan Hai Lines Ltd.	16,170		49,175
Yang Ming Marine Transport Corp.	32,908		79,997
Yuanta Financial Holding Co. Ltd.	23,858		27,922
Zhen Ding Technology Holding Ltd.	23,145		79,651
			8,231,259

Thailand - 0.7%
Advanced Info Service PCL - NVDR	12,307		105,485
Charoen Pokphand Foods PCL - NVDR	69,325		49,094
Delta Electronics Thailand PCL - NVDR	19,674		58,401
Kasikornbank PCL - NVDR	2,143		10,123
Krung Thai Bank PCL - NVDR	163,729		107,401
PTT PCL - NVDR	18,789		17,350
True Corp. PCL (a)	119,174		40,759
			388,613

Turkey - 0.9%
Akbank TAS	63,174		108,263
Aselsan Elektronik Sanayi Ve Ticaret AS	8,154		30,878
BIM Birlesik Magazalar AS	8,078		100,392
Turk Hava Yollari AO	8,447		60,179
Turkcell Iletisim Hizmetleri AS	37,886		91,641
Turkiye Is Bankasi AS - Class C	109,361		36,703
Yapi ve Kredi Bankasi AS (a)	48,894		38,943
			466,999

United Arab Emirates - 1.7%
Abu Dhabi Commercial Bank PJSC	23,285		85,468
Abu Dhabi Islamic Bank PJSC	32,110		187,997
Americana Restaurants International PLC - Foreign Co.	41,701		25,553
Dubai Islamic Bank PJSC	50,806		125,448
Emaar Development PJSC	13,507		49,728
Emaar Properties PJSC	57,146		211,991
Emirates NBD Bank PJSC	26,685		165,664
First Abu Dhabi Bank PJSC	15,913		71,916
			923,765

United Kingdom - 0.1%
Anglogold Ashanti PLC	707		32,297

United States - 0.2%
BeOne Medicines Ltd. (a)	5,308		100,412
Southern Copper Corp.	0	(g)	16
			100,428
TOTAL COMMON STOCKS (Cost $33,615,099)			50,133,889

INVESTMENT COMPANIES - 5.5%	Shares		Value
China - 2.2%
iShares Core MSCI Emerging Markets ETF (b)	19,659		1,180,129

Brazil – 3.3%
iShares MSCI Saudi Arabia ETF (b)	46,572		1,794,885
TOTAL INVESTMENT COMPANIES (Cost $2,610,343)			2,975,014

PREFERRED STOCKS - 1.8%	Shares		Value
Brazil - 1.2%
Banco Bradesco SA - Preference Shares	29,260		90,531
Itau Unibanco Holding SA - Preference Shares	46,216		313,630
Itausa SA	20,161		40,633
Petroleo Brasileiro SA - Petrobras	30,428		175,687
			620,481

Colombia - 0.4%
Grupo Cibest SA	18,340		207,509

South Korea - 0.2%
Samsung Electronics Co. Ltd.	3,252		119,299
TOTAL PREFERRED STOCKS (Cost $655,473)			947,289

SHORT-TERM INVESTMENTS - 7.0%			Value
Investments Purchased with Proceeds from Securities Lending - 6.3%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (h)	3,390,821		3,390,821

Money Market Funds - 0.7%	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 4.26% (h)	402,760		402,760
TOTAL SHORT-TERM INVESTMENTS (Cost $3,793,581)			3,793,581

TOTAL INVESTMENTS - 106.8% (Cost $40,674,496)			57,849,773
Liabilities in Excess of Other Assets - (6.8)%			(3,674,139)
TOTAL NET ASSETS - 100.0%			$54,175,634
two			–%
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
LLC - Limited Liability Company
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PJSC - Public Joint Stock Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $3,324,269.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $3,213,518 or 5.9% of the Fund’s net assets.

(d)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(e)	Represents less than 0.05% of net assets.
(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2025.

(g)	Rounds to zero.
(h)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Sector Classification as of June 30, 2025
(% of Net Assets)

Financials	$15,816,543	29.4%
Information Technology	11,330,361	20.7
Consumer Discretionary	6,819,281	12.7
Communication Services	5,746,191	10.5
Consumer Staples	3,248,354	6.1
Industrials	2,677,906	5.1
Energy	1,689,555	2.8
Health Care	1,578,648	2.9
Materials	1,498,945	2.8
Utilities	378,824	0.7
Real Estate	296,570	0.6
Investments Purchased with Proceeds from Securities Lending	3,390,821	6.3
Money Market Funds	402,760	0.7
Liabilities in Excess of Other Assets	(699,125)	(1.3)
	54,175,634	100.0%